Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 18c)	Level 1	365,942	365,942	187,361	187,361
Derivative instruments (note 9)
Interest rate swap agreement	Level 2	—	—	3,709	3,709

Other:
Advances to equity-accounted joint venture (note 4)	Level 2	2,880	Note (1)	6,780	Note (1)
Obligations related to finance leases, including current portion (note 8)	Level 2	(139,599)	(143,968)	(532,760)	(533,977)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2023 and 2022, the fair values of the individual components of such aggregate interests were not determinable.